TAXATION - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of valuation allowance
Balance at beginning of the year	¥ 28,547	¥ 18,299
Allowance made during the year	16,828	10,248
Balance at end of the year	¥ 45,375	¥ 28,547